Amounts in Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Increase in amounts due to the Group's subsidiaries	$ 88,203	¥ 606,440	¥ 479,138	¥ 125,714